Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Adaptive Alpha Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Alpha Opportunities ETF
Class Name	Adaptive Alpha Opportunities ETF
Trading Symbol	AGOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adaptive Alpha Opportunities ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AGOX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AGOX
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptive Alpha Opportunities ETF	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 26.69%. The Fund underperformed the MSCI ACWI Index and outperformed the Morningstar Moderate Aggressive Target Risk Index, which returned 30.80% and 22.67%, respectively, for the same period.

Factors that Impacted the Fund's Performance

Adaptive Alpha Opportunities ETF remains largely diversified across countries and sectors. There are periods where AGOX uses its’ ‘global-go-anywhere’ classification to take advantage of a focused approach to a sector or group of sectors. During the 1 year period ending on 5/31/2026, AGOX held modest allocations towards tech and semiconductor related positions, as well as Communication Services, Healthcare, and Infrastructure ETFs.

The main detractors from performance include:

• Cloudflare Inc (NET) had a rescaled portfolio weight of 0.55% and detracted (2.60%) during the period.

• Strategy Inc Class A (MSTR) had a rescaled portfolio weight of 0.37% and detracted (1.68%) during the period.

• Coinbase Global Inc (COIN) had a rescaled portfolio weight of 0.39% and detracted (1.22%) during the period.

The main contributors to performance include:

• VanEck Semiconductor ETF (SMH) had a rescaled portfolio weight of 5.43% and contributed 7.79% during the period.

• Invesco QQQ Trust (QQQ) had a rescaled portfolio weight of 7.89% and contributed 4.52% during the period.

• State Street Technology Select Sector SPDR ETF (XLK) had a rescaled portfolio weight of 2.51% and contributed 4.46% during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2025 through May 31, 2026 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (09/20/12)
Adaptive Alpha Opportunities ETF	26.69%	8.86%	14.04%	11.93%
MSCI ACWI Index	30.80%	11.96%	13.35%	11.81%
Morningstar Moderate Aggressive Target Risk Index	22.67%	8.02%	10.23%	9.37%

Performance Inception Date	Sep. 20, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/AGOX for more recent performance information.
Net Assets	$ 385,961,450
Holdings Count | Holdings	330
Advisory Fees Paid, Amount	$ 3,525,129
Investment Company, Portfolio Turnover	2621.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Net Assets	$385,961,450
Number of Holdings	330
Net Advisory Fee	$3,525,129
Portfolio Turnover Rate	2,621.38%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Fidelity Government Portfolio	26.8
Invesco QQQ Trust Series 1	6.2
State Street Health Care Select Sector SPDR ETF	5.8
State Street Technology Select Sector SPDR ETF	5.2
State Street Communication Services Select Sector SPDR ETF	4.6
Vanguard FTSE Emerging Markets ETF	4.6
Invesco QQQ Trust Series 1	4.4
Western Digital Corp	3.7
State Street SPDR S&P 500 ETF Trust	3.2
iShares Global Infrastructure ETF	2.9

Adaptive Hedged Multi-Asset Income ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Hedged Multi-Asset Income ETF
Class Name	Adaptive Hedged Multi-Asset Income ETF
Trading Symbol	AMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adaptive Hedged Multi-Asset Income ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AMAX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AMAX
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptive Hedged Multi-Asset Income ETF	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 13.08%. The Fund outperformed the Bloomberg Capital US Aggregate Bond Index, which returned 5.13% for the same period.

Factors that Impacted the Fund's Performance

Adaptive Hedged Multi Asset Income ETF (AMAX) maintained a Equities-Treasuries-Gold-Bitcoin four part portfolio. AMAX continued using bitcoin related ETFs and equities to generate covered call premium income for the fund, as well as fund the purchase of long protective puts.

The main detractors from performance include:

• YieldMax META Option Income Strategy ETF (FBY) had a rescaled portfolio weight of 2.14% and detracted (0.21%) during the period.

• YieldMax MSFT Option Income Strategy ETF (MSFO) had a rescaled portfolio weight of 2.31% and detracted (0.04%) during the period.

• Strategy Inc Class A (MSTR) had a rescaled portfolio weight of 19.57% and detracted (17.72%) during the period.

The main contributors to performance include:

• VanEck Gold Miners ETF (GDX) had a rescaled portfolio weight of 16.30% and contributed 9.49% during the period.

• Invesco QQQ Trust (QQQ) had a rescaled portfolio weight of 12.01% and contributed 3.69% during the period.

• State Street® SPDR® S&P 500® ETF (SPY) had a rescaled portfolio weight of 31.09% and contributed 8.63% during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2025 through May 31, 2026 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (10/02/09)
Adaptive Hedged Multi-Asset Income ETF	13.08%	3.69%	3.70%	3.01%
Bloomberg Capital US Aggregate Bond Index	5.13%	0.17%	1.70%	2.58%

Performance Inception Date	Oct. 02, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/AMAX for more recent performance information.
Net Assets	$ 67,771,624
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 183,818
Investment Company, Portfolio Turnover	538.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Net Assets	$67,771,624
Number of Holdings	25
Net Advisory Fee	$183,818
Portfolio Turnover Rate	538.32%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Security Type Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
iShares 20+ Year Treasury Bond ETF	20.9
State Street SPDR S&P 500 ETF Trust	13.1
FT Vest Gold Strategy Target Income ETF	11.5
Strategy Inc.	7.3
iShares Bitcoin Trust ETF	7.2
State Street SPDR Portfolio S&P 500 Growth ETF	6.3
VanEck Gold Miners ETF/USA	5.0
UBS AG ETRACS Crude Oil Shares Covered Call ETN	3.5
YieldMax GOOGL Option Income Strategy ETF	1.3
YieldMax AAPL Option Income Strategy ETF	1.0

RH Tactical Outlook ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Outlook ETF
Class Name	RH Tactical Outlook ETF
Trading Symbol	RHTX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RH Tactical Outlook ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHTX. You can also request this information by contacting us at (800) 773‑3863.
Additional Information Phone Number	(800) 773‑3863
Additional Information Website	https://etfpages.com/RHTX
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RH Tactical Outlook ETF	$159	1.40%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 27.08%. The Fund underperformed the CRSP US Total Market Index, and outperformed the Morningstar Moderate Aggressive Target Risk Index, which returned 28.35% and 22.67%, respectively, for the same period.

Factors that Impacted the Fund's Performance

RH Tactical Outlook ETF (RHTX) maintained its multi-cap equity and precious metal exposure for the majority of the year. Although the precious metals that RHTX holds (GLD, SLV) provide some diversification benefit, the large equity bias in the portfolio allows the overall portfolio to go through drawdowns with broader equity indices. RHTX continued using bitcoin related ETFs and equities to generate covered call premium income for the fund, as well as fund the purchase of long protective puts.

The main detractors from performance include:

• Strategy Class A (MSTR) had a rescaled portfolio weight of 4.87% and detracted (3.18%) during the period.

The main contributors to performance include:

• State Street® SPDR® S&P 500® ETF (SPY) had a rescaled portfolio weight of 57.19% and contributed 16.11% during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2025 through May 31, 2026 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (09/20/12)
RH Tactical Outlook ETF	27.08%	7.17%	8.26%	7.60%
CRSP US Total Market Index	28.35%	11.35%	13.29%	12.45%
Morningstar Moderate Aggressive Target Risk Index	22.67%	8.03%	10.23%	9.37%

Performance Inception Date	Sep. 20, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/RHTX for more recent performance information.
Net Assets	$ 8,239,965
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Net Assets	$8,239,965
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover Rate	46.92%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Security Type Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
State Street SPDR S&P 500 ETF Trust	44.8
State Street SPDR Portfolio S&P 400 Mid Cap ETF	20.9
iShares Silver Trust	9.8
SPDR Gold Shares	8.4
iShares Russell 2000 ETF	7.5
Fidelity Government Portfolio	6.3
Strategy Inc.	2.3

RH Tactical Rotation ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Rotation ETF
Class Name	RH Tactical Rotation ETF
Trading Symbol	RHRX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RH Tactical Rotation ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHRX. You can also request this information by contacting us at (800) 773‑3863.
Additional Information Phone Number	(800) 773‑3863
Additional Information Website	https://etfpages.com/RHRX
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RH Tactical Rotation ETF	$151	1.25%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 40.88%. The Fund outperformed the S&P 500 Index and the Morningstar Moderate Aggressive Target Risk Index, which returned 29.78% and 22.67%, respectively, for the same period.

Factors that Impacted the Fund's Performance

RH Tactical Rotation maintained its half broad equities, half ‘tri-sector’ approach utilizing third party research to choose in-favor sectors to hold at any given time. RH Tactical Rotation ETF also used ‘Adaptive Growth or Value’ (GVI) model to determine when to tilt the broad equities portion of the portfolio between growth and value styles.

The main detractors from performance include:

• State Street Health Care Select Sector SPDR ETF (XLV) had a rescaled portfolio weight of 0.69% and detracted (0.18%) during the period.

• State Street Utilities Select Sector SPDR ETF (XLU) had a rescaled portfolio weight of 1.49% and detracted (0.03%) during the period.

The main contributors to performance include:

• SPDR S&P 500 ETF (SPY) had a rescaled portfolio weight of 23.22% and contributed 7.51% during the period.

• iShares Semiconductor ETF (SMH) had a rescaled portfolio weight of 7.06% and contributed 14.22% during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From June 1, 2025 through May 31, 2026 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (09/20/12)
RH Tactical Rotation ETF	40.88%	10.56%	8.89%	8.38%
S&P 500 Index	29.78%	14.15%	15.65%	14.83%
Morningstar Moderate Aggressive Target Risk Index	22.67%	8.03%	10.23%	9.37%

Performance Inception Date	Sep. 20, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/RHRX for more recent performance information.
Net Assets	$ 36,132,154
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 30,916
Investment Company, Portfolio Turnover	226.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Net Assets	$36,132,154
Number of Holdings	7
Net Advisory Fee	$30,916
Portfolio Turnover Rate	226.73%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
State Street SPDR S&P 500 ETF Trust	47.0
State Street SPDR Portfolio S&P 500 Growth ETF	18.3
iShares Semiconductor ETF	16.1
State Street Industrial Select Sector SPDR ETF	8.5
State Street Materials Select Sector SPDR ETF	8.4
Fidelity Government Portfolio	2.4